Royalty, Stream and Other Interests - Acquisitions (Details) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended	4 Months Ended
	Oct. 28, 2021	Jan. 11, 2021	Nov. 19, 2020	Jul. 31, 2020	May 31, 2021	Aug. 31, 2021	Dec. 31, 2021	Dec. 16, 2021	Dec. 14, 2021	Dec. 07, 2021	Dec. 23, 2020	Sep. 28, 2020	May 27, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Number of common shares per unit issued				0.1
OMS
Disclosure of detailed information about property, plant and equipment [line items]
Gold Stream Co-Investment										$ 200,000
Common shares
Disclosure of detailed information about property, plant and equipment [line items]
Number of common shares per unit issued													0.1
GGM
Disclosure of detailed information about property, plant and equipment [line items]
Proportion of ownership interest in associate	40.00%
Equinox | GGM
Disclosure of detailed information about property, plant and equipment [line items]
Proportion of ownership interest in associate	60.00%
Platreef Gold Stream
Disclosure of detailed information about property, plant and equipment [line items]
Cash								$ 18,750
Platreef Gold Stream | Ivanplats
Disclosure of detailed information about property, plant and equipment [line items]
Up-front cash payments to be provided										$ 75,000
Cash								$ 18,750
Greenstone Gold Stream
Disclosure of detailed information about property, plant and equipment [line items]
Cash									$ 13,300
Greenstone Gold Stream | GGM
Disclosure of detailed information about property, plant and equipment [line items]
Up-front cash payments to be provided	$ 95,000
Cash									$ 13,300
Blackwater Gold Royalty
Disclosure of detailed information about property, plant and equipment [line items]
Cash		$ 876									$ 861
Net smelter return royalty, percentage		0.21%					0.21%				0.21%
NSR royalty payment rights percentage											50.00%
Blackwater Gold Royalty | Private Vendor | Common shares
Disclosure of detailed information about property, plant and equipment [line items]
Number of shares issued as consideration		79,185
Common shares issued as consideration		$ 669									$ 628
Caserones Copper Royalty
Disclosure of detailed information about property, plant and equipment [line items]
Proportion of ownership interest in associate					30.00%	67.50%
Net smelter return royalty, percentage							2.88%
Ownership interest acquired						37.50%
NSR royalty payment rights percentage							32.50%
Caserones Copper Royalty | Private Vendor
Disclosure of detailed information about property, plant and equipment [line items]
Cash					$ 23,000
Caserones Copper Royalty | Compañia Minera Caserones
Disclosure of detailed information about property, plant and equipment [line items]
Net smelter return royalty, percentage						2.88%
NSR royalty payment rights percentage						32.50%
Troilus Gold Royalty
Disclosure of detailed information about property, plant and equipment [line items]
Net smelter return royalty, percentage							1.00%
Troilus Gold Royalty | Private Vendor
Disclosure of detailed information about property, plant and equipment [line items]
Cash				$ 1,869
Number of common shares per unit issued				0.1
Number of common share purchase warrants per unit issued				0.5
Troilus Gold Royalty | Private Vendor | Common shares
Disclosure of detailed information about property, plant and equipment [line items]
Number of shares issued as consideration				5,769,231
Common shares issued as consideration				$ 6,456
Moss Gold Royalty | Valkyrie Royalty Inc. | Common shares
Disclosure of detailed information about property, plant and equipment [line items]
Common shares issued as consideration												$ 8,906
Moss Gold Royalty | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Net smelter return royalty, percentage							0.50%
Moss Gold Royalty | Minimum | Valkyrie Royalty Inc.
Disclosure of detailed information about property, plant and equipment [line items]
Net smelter return royalty, percentage												0.50%
Moss Gold Royalty | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Net smelter return royalty, percentage							3.00%
Moss Gold Royalty | Maximum | Valkyrie Royalty Inc.
Disclosure of detailed information about property, plant and equipment [line items]
Net smelter return royalty, percentage												3.00%
Robertson Gold Royalty
Disclosure of detailed information about property, plant and equipment [line items]
Number of common shares per unit issued			0.1
Number of common share purchase warrants per unit issued			0.5
Consideration transferred, equity interests issued and issuable, entity shares issued per acquiree share			0.80
Consideration transferred, equity interests issued and issuable, cash paid per acquiree share (in dollars per share)			$ 0.05
Robertson Gold Royalty | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Sliding scale net smelter return royalty, percentage							1.00%
Robertson Gold Royalty | Minimum | Coral Gold Resources Ltd.
Disclosure of detailed information about property, plant and equipment [line items]
Sliding scale net smelter return royalty, percentage			1.00%
Robertson Gold Royalty | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Sliding scale net smelter return royalty, percentage							2.25%
Robertson Gold Royalty | Maximum | Coral Gold Resources Ltd.
Disclosure of detailed information about property, plant and equipment [line items]
Sliding scale net smelter return royalty, percentage			2.25%